Financial Instruments (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Financial Instruments
Foreign exchange risk threshold balance	$ 1,000,000.0
Foreign exchange risk movement in currency percentage	10.00%
Foreign exchange risk loss and other comprehensive loss amount affected	$ 100,000
Initial payment		$ 2,000,000
Other receivable within trade and other receivables	0	500,000
Gain on settlement	$ 0	2,500,000	$ 0
Purdue paid		2,000,000
Additional payment		$ 500,000